Fair Value Measurements (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Disclosures
7. Fair Value Measurements

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis and level of inputs used for such measurements as of March 31, 2021 and December 31, 2020:

	Fair Value of Assets (Liabilities) as of March 31, 2021
	Level 1	Level 2	Level 3	Total
Money market funds	$109,054	$—	$—	$109,054
Interest rate derivatives	—	2,930	—	2,930
Public warrants	(21,621)	—	—	(21,621)
Private warrants	—	—	(4,428)	(4,428)
Total	$87,433	$2,930	$(4,428)	$85,935

	Fair Value of Assets (Liabilities) as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Money market funds	$149,553	$—	$—	$149,553
Interest rate derivatives	—	(28,442)	—	(28,442)
Public warrants	(36,421)	—	—	(36,421)
Private warrants	—	—	(6,372)	(6,372)
Total	$113,132	$(28,442)	$(6,372)	$78,318

Money market funds are valued using quoted market prices and are included in cash and cash equivalents in the Condensed Consolidated Statements of Financial Condition.

Management determines the fair value of its interest rate derivative agreements based on the present value of expected future cash flows based on observable future LIBOR rates applicable to each swap contract using linear interpolation, inclusive of the risk of non-performance, using a discount rate appropriate for the duration.

The public warrants are valued using quoted market prices on the Nasdaq Stock Market LLC under the ticker GCMGW.

Management determines the fair value of the private warrants using a binomial option valuation model (“Valuation Model”). The private warrants are classified as Level 3 as of March 31, 2021 and December 31, 2020, respectively, because of the use of significant unobservable inputs in the Valuation Model. The significant unobservable inputs into the Valuation Model for the private warrants are as follows:

	March 31, 2021	December 31, 2020
Risk-free interest rate	0.81%	0.35%
Expected term (years)	4.6	4.9
Expected volatility	19%	16%

The Company’s use of the Valuation Model required the use of the following assumptions:

• The risk-free interest rate assumption was based on the term-matched U.S. Treasury rate, which was commensurate with the contractual term of the private warrants, which expire on the earlier of five years after the completion of the Transaction or liquidation of the Company. An increase in the risk-free interest rate, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.
• The expected term was determined to be approximately 5 years, which is commensurate with the contractual maximum term of the private warrants, which expire on the earlier of five years after the completion of the Transaction or liquidation of the Company. A decrease in the expected term, in isolation, would result in an decrease in the fair value measurement of the warrant liabilities.
• The expected volatility assumption was based on consideration of the implied volatility from the Company’s publicly-traded warrants and the historical and implied volatility of the Company’s publicly-traded industry peers. An increase in the expected volatility, in isolation, would result in an increase in the fair value measurement of the warrant liabilities.

The resulting valuation for the private warrants were determined to be $1.64 and $2.36 per unit as of March 31, 2021 and December 31, 2020, respectively. The resulting fair value of $4.4 million and $6.4 million was recorded within warrant liabilities in the Condensed Consolidated Statements of Financial Condition as of March 31, 2021 and December 31, 2020, respectively.

The following table presents changes in Level 3 liabilities measured at fair value for the three months ended March 31, 2021:

Three Months Ended
March 31, 2021
Balance at beginning of period	$(6,372)
Change in fair value	1,944
Balance at end of period	$(4,428)

8. Fair Value Measurements (as restated)

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis and level of inputs used for such measurements as of December 31, 2020 and 2019:

	As Restated
	Fair Value of Assets (Liabilities) as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Money market funds	$149,553	$—	$—	$149,553
Interest rate derivatives	—	(28,442)	—	(28,442)
Public warrants	(36,421)	—	—	(36,421)
Private warrants	—	—	(6,372)	(6,372)
Total	$113,132	$(28,442)	$(6,372)	$78,318

	Fair Value of Assets (Liabilities) as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Money market funds	$45,209	$—	$—	$45,209
Interest rate derivatives	—	(14,990)	—	(14,990)
Total	$45,209	$(14,990)	$—	$30,219

Money market funds are valued using quoted market prices and are included in cash and cash equivalents on the Consolidated Statements of Financial Condition.

Management determines the fair value of its interest rate derivative agreements based on the present value of expected future cash flows based on observable future LIBOR rates applicable to each swap contract using linear interpolation, inclusive of the risk of non-performance, using a discount rate appropriate for the duration.

The public warrants are valued using quoted market prices on the Nasdaq Stock Market LLC under the ticker GCMGW.

Management determines the fair value of the private warrants using the binomial option valuation model (“Valuation Model”). The private warrants are classified as Level 3 as of December 31, 2020 because of the use of significant unobservable inputs in the Valuation Model. The significant unobservable inputs into the Valuation Model for the private warrants are as follows:

	December 31, 2020	November 17, 2020 (Initial Measurement)
Risk-free interest rate	0.35%	0.39%
Expected term (years)	4.9	5.0
Expected volatility	16%	25%

The Company’s use of the Valuation Model required the use of the following assumptions:

• The risk-free interest rate assumption was based on the term-matched U.S. Treasury rate, which was commensurate with the contractual term of the private warrants, which expire on the earlier of five years after the completion of the Transaction or liquidation of the Company. An increase in the risk-free interest rate, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.
• The expected term was determined to be approximately 5 years, which is commensurate with the contractual maximum term of the private warrants, which expire on the earlier of five years after the completion of the Transaction or liquidation of the Company. A decrease in the expected term, in isolation, would result in an decrease in the fair value measurement of the warrant liabilities.
• The expected volatility assumption was based on consideration of the implied volatility from the Company’s publicly-traded warrants and the historical and implied volatility of the Company’s publicly-traded industry peers. An increase in the expected volatility, in isolation, would result in an increase in the fair value measurement of the warrant liabilities.

The resulting valuation for the private warrants were determined to be $2.36 and $1.63 per unit as of December 31, 2020 and November 17, 2020, respectively. The resulting fair value of $6.4 million and $4.4 million was recorded within warrant liabilities in the Statements of Financial Condition as of December 31, 2020 and November 17, 2020, respectively.

The following table presents changes in Level 3 liabilities measured at fair value for the year ended December 31, 2020.

Private Warrants
Balance at beginning of period	$—
Issuances	(4,401)
Change in fair value	(1,971)
Balance at end of period	$(6,372)